Stated capital - Share options and SARs exercised by executives (Details)	12 Months Ended
	Mar. 31, 2018 ZAR (R) shares	Mar. 31, 2017 ZAR (R) shares
Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option strike price (in ZAR per share)		R 1.54
Annual shareholder return		10.00%
JSE share price on grant date (in ZAR per share)		R 1.60
Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option strike price (in ZAR per share)	R 2.46	R 2.46
Annual shareholder return	10.00%	10.00%
JSE share price on grant date (in ZAR per share)	R 3.00	R 3.00
C Tasker | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	2,000,000
Option strike price (in ZAR per share)	R 1.54
Annual shareholder return	10.00%
JSE share price on grant date (in ZAR per share)	R 6.28
G Pretorius | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	750,000
Option strike price (in ZAR per share)	R 1.54
Annual shareholder return	10.00%
JSE share price on grant date (in ZAR per share)	R 6.48
G Pretorius | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	400,000
Option strike price (in ZAR per share)	R 2.46
Annual shareholder return	10.00%
JSE share price on grant date (in ZAR per share)	R 4.51
C Lewis | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares	1,500,000
Option strike price (in ZAR per share)	R 2.46
Annual shareholder return	10.00%
JSE share price on grant date (in ZAR per share)	R 6.00
B Horan | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		250,000
Option strike price (in ZAR per share)		R 1.54
Annual shareholder return		10.00%
JSE share price on grant date (in ZAR per share)		R 3.00
S Joselowitz | Granted on June 4, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		1,500,000
Option strike price (in ZAR per share)		R 1.12
Annual shareholder return		10.00%
JSE share price on grant date (in ZAR per share)		R 3.01
M Pydigadu | Granted on June 4, 2010
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		600,000
Option strike price (in ZAR per share)		R 1.12
Annual shareholder return		10.00%
JSE share price on grant date (in ZAR per share)		R 2.89
M Pydigadu | Granted on November 7, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		750,000
Option strike price (in ZAR per share)		R 2.46
Annual shareholder return		10.00%
JSE share price on grant date (in ZAR per share)		R 3.23
R Botha | Granted on January 3, 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised (in shares) | shares		1,375,000
Option strike price (in ZAR per share)		R 1.12
Annual shareholder return		10.00%
JSE share price on grant date (in ZAR per share)		R 3.08